Assets at Fair Value (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 372,065,334	$ 337,865,114
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,979,531	56,535,759
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	317,571,941	269,084,167
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,513,862	12,245,188
Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	359,551,472	325,619,926
Fair Value | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,979,531	56,535,759
Fair Value | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	317,571,941	269,084,167
Quoted Prices in Active Markets for Identical Assets (Level l)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	359,551,472	325,619,926
Quoted Prices in Active Markets for Identical Assets (Level l) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,979,531	56,535,759
Quoted Prices in Active Markets for Identical Assets (Level l) | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	317,571,941	269,084,167
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Net asset value | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 12,513,862	$ 12,245,188
Participant-directed withdrawals
EBP, Investment, Fair Value and NAV [Line Items]
Written notice period	0 years
Written notice period for competing fund transfers	90 days
Plan Sponsor withdrawals
EBP, Investment, Fair Value and NAV [Line Items]
Written notice period	12 months